Rental Income, Net (Details) - Schedule of Rental Income - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Rental Income [Abstract]
Rental income	$ 158,544	$ 213,405
Rental expense	(49,095)	(110,693)
Total rental income, net	$ 109,449	$ 102,712